HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 2.7%
	FIXED INCOME - 2.7%
3,220,935	Holbrook Structured Income Fund, Class I(h)			$ 31,436,325

	TOTAL OPEN END FUNDS (Cost $32,051,575)			31,436,325

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS — 3.6%

	ASSET MANAGEMENT — 0.2%
92,196	Gladstone Investment Corporation	5.0000	05/01/26	2,185,045

	INDUSTRIAL INTERMEDIATE PROD — 1.7%
884,589	Steel Partners Holdings, L.P.	6.0000	02/27/26	20,593,232

	REAL ESTATE INVESTMENT TRUSTS — 0.2%
124,000	Vinebrook Homes Trust, Inc. 144A(a),(j)	6.5000	10/07/27	2,728,000

	REAL ESTATE SERVICES — 1.4%
200,000	Greystone SDOF Preferred Equity, LLC 144A(a),(j)	6.7500	12/23/25	4,700,000
3,000	UIRC-GSA International, LLC 144A(a),(j)	6.5000	Perpetual	2,970,000
8,180	UIRC-GSA International, LLC 144A(a),(j)	6.0000	Perpetual	8,098,200
				15,768,200
	SPECIALTY FINANCE — 0.1%
38,323	Priority Income Fund, Inc.	6.0000	12/31/26	895,800
12,000	Priority Income Fund, Inc.	6.2500	06/30/26	282,360
				1,178,160
	TOTAL PREFERRED STOCKS (Cost $43,387,892)			42,452,637

	ASSET BACKED SECURITIES — 39.6%
	AUTO LOAN — 0.1%
1,250,000	Luxury Lease Partners Auto Lease Trust Series 2021-ARC2 B(a)	7.0000	07/15/27	1,197,346

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.6% (Continued)
	CLO — 25.9%
17,800,000	610 Funding CLO 1 Ltd. Series 2015-1A BR(a),(b)	US0003M + 2.600%	7.9960	09/21/29	$ 17,810,109
5,000,000	610 Funding CLO 1 Ltd. Series 2015-1A CR(a),(b)	US0003M + 3.900%	9.2960	09/21/29	5,005,785
4,250,000	Allegro CLO II-S Ltd. Series 2014-1RA C(a),(b),(j)	TSFR3M + 3.262%	8.5950	10/21/28	4,239,375
5,000,000	Apres Static CLO Ltd. Series 2019-1A BR(a),(b)	TSFR3M + 2.662%	7.9700	10/15/28	5,015,090
3,975,000	Apres Static CLO Ltd. Series 2019-1A DR(a),(b)	TSFR3M + 8.022%	13.3300	10/15/28	4,012,806
3,650,000	Ares XLII Clo Ltd. Series 2017-42A D(a),(b)	TSFR3M + 3.712%	9.0570	01/22/28	3,655,760
3,125,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA CR(a),(b)	TSFR3M + 4.162%	9.4880	07/20/29	3,128,572
3,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A C1(a),(b)	TSFR3M + 3.162%	8.4700	11/15/30	2,938,992
1,000,000	Brightwood Capital MM CLO Ltd. Series 2021-2A D(a),(b)	TSFR3M + 4.262%	9.5700	11/15/30	954,163
2,006,900	Denali Capital CLO XI Ltd. Series 2015-1A CR(a),(b)	TSFR3M + 3.412%	8.7380	10/20/28	2,008,610
2,205,000	Elevation CLO Ltd. Series 2014-2A CR(a),(b)	TSFR3M + 2.462%	7.7700	10/15/29	2,207,816
5,500,000	GoldenTree Loan Opportunities IX Ltd. Series 2014-9A CR2(a),(b)	TSFR3M + 2.362%	7.7310	10/29/29	5,493,252
6,000,000	Greywolf CLO II Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 7.310%	12.6180	04/15/34	5,666,233
4,000,000	JFIN CLO Ltd. Series 2012-1A BR(a),(b)	TSFR3M + 2.612%	7.9380	07/20/28	4,006,576
2,565,000	JFIN CLO Ltd. Series 2012-1A DR(a),(b)	TSFR3M + 6.712%	12.0380	07/20/28	2,583,784
740,000	JFIN CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.662%	9.0190	10/27/28	740,951
3,105,000	JMP Credit Advisors Clo IV Ltd. Series 2017-1A(a),(b)	TSFR3M + 2.912%	8.2200	07/17/29	3,115,079
3,600,000	KKR CLO Ltd. Series 13 ER(a),(b)	TSFR3M + 5.212%	10.5200	01/16/28	3,598,841
1,775,000	KKR CLO Ltd. Series 10 DR(a),(b)	US0003M + 3.350%	8.9020	09/15/29	1,775,621
3,000,000	KKR Financial CLO Ltd. Series 2013-1A BR(a),(b)	TSFR3M + 2.662%	7.9700	04/15/29	2,998,083
3,000,000	KKR Static CLO 2 LTD Series 2022-2A C(a),(b)	TSFR3M + 4.250%	9.5760	10/20/31	3,044,523
1,000,000	LCM XX, L.P. Series 20A CR(a),(b)	TSFR3M + 2.212%	7.5380	10/20/27	999,887
5,135,000	LCM XX, L.P. Series 20A DR(a),(b)	TSFR3M + 3.062%	8.3880	10/20/27	5,119,667
1,500,000	LCM XXI, L.P. Series 21A DR(a),(b)	TSFR3M + 3.062%	8.3880	04/20/28	1,502,750
2,469,000	Longfellow Place CLO Ltd. Series 2013-1A DRR(a),(b)	TSFR3M + 4.762%	10.0700	04/15/29	2,471,328
7,745,000	Madison Park Funding XIX Ltd. Series 2015-19A CR(a),(b)	TSFR3M + 2.412%	7.7570	01/22/28	7,630,544
10,407,500	Madison Park Funding XLI Ltd. Series 12A DR(a),(b)	TSFR3M + 3.062%	8.4070	04/22/27	10,373,166
595,000	Magnetite XVIII Ltd. Series 2016-18A DR(a),(b)	US0003M + 2.700%	8.0210	11/15/28	590,022
1,638,687	Marathon CLO VII Ltd. Series 2014-7A C(a),(b)	TSFR3M + 4.062%	9.4270	10/28/25	1,639,120
1,350,000	Midocean Credit CLO V Series 2016-5A ER(a),(b)	TSFR3M + 5.862%	11.1820	07/19/28	1,340,292
7,100,000	Mount Logan Funding LP Series 2018-1A DR(a),(b)	US0003M + 4.500%	9.7730	01/22/33	6,566,066
3,930,000	Mountain View CLO, LLC Series 2017-1A CR(a),(b)	US0003M + 2.350%	7.9200	10/16/29	3,934,563
4,651,000	Newfleet CLO Ltd. Series 2016-1A CR(a),(b)	TSFR3M + 2.262%	7.5880	04/20/28	4,656,349
7,700,000	Newfleet CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 3.212%	8.5380	04/20/28	7,708,586

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.6% (Continued)
	CLO — 25.9% (Continued)
1,150,000	OCP CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 3.262%	8.6070	04/24/29	$ 1,152,728
650,000	OCP CLO Ltd. Series 2013-4A DR(a),(b)	TSFR3M + 7.032%	12.3770	04/24/29	649,972
7,030,000	OZLM VII Ltd. Series 2014-7RA CR(a),(b)	TSFR3M + 3.262%	8.5700	07/17/29	7,078,099
6,235,000	Palmer Square Loan Funding Ltd. Series 2021-1A C(a),(b)	TSFR3M + 3.162%	8.4880	04/20/29	6,247,283
460,000	Palmer Square Loan Funding Ltd. Series 2021-2A C(a),(b)	US0003M + 2.400%	7.7790	05/20/29	453,069
500,000	Palmer Square Loan Funding Ltd. Series 2022-1A E(a),(b)	TSFR3M + 7.200%	12.5080	04/15/30	495,639
1,270,000	Palmer Square Loan Funding Ltd. Series 2022-3A C(a),(b)	TSFR3M + 5.400%	10.7080	04/15/31	1,282,075
1,850,000	Palmer Square Loan Funding Ltd. Series 2022-3A D(a),(b)	TSFR3M + 8.280%	13.5880	04/15/31	1,856,802
5,070,000	Parallel Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 2.812%	8.1380	07/20/27	5,074,806
1,825,000	PennantPark CLO II Ltd. Series 2020-2A D(a),(b)	TSFR3M + 6.762%	12.0700	01/15/32	1,758,721
2,250,000	PennantPark CLO Ltd. Series 2021-3A D(a),(b)	TSFR3M + 4.362%	9.7070	10/22/32	2,077,880
7,003,765	Ready Capital Mortgage Financing, LLC Series 2023-FL11 A(a),(b)	TSFR1M + 2.374%	7.6720	10/25/39	6,969,825
5,000,000	Saranac Clo VII Ltd. Series 2014-2A CR(a),(b)	US0003M + 2.250%	7.6290	11/20/29	4,934,780
3,000,000	Saratoga Investment Corp CLO Ltd. Series 2013-1A DR3(a),(b)	TSFR3M + 4.262%	9.5880	04/20/33	2,768,196
4,000,000	Saratoga Investment Corporation CLO Ltd. Series 2013-1A ER3(a),(b)	TSFR3M + 7.762%	13.0880	04/20/33	3,536,496
6,032,500	Shackleton CLO Ltd. Series 2015-8A CR(a),(b)	TSFR3M + 1.912%	7.2380	10/20/27	6,042,743
3,500,000	Shelter Growth CRE Issuer Ltd. Series 2022-FL4 A(a),(b)	TSFR1M + 2.296%	7.5420	06/17/37	3,508,365
2,250,000	Sound Point Clo XII Ltd. Series 2016-2A DR(a),(b)	TSFR3M + 4.112%	9.4380	10/20/28	2,266,758
12,500,000	Sound Point Clo XIV Ltd. Series 2016-3A DR(a),(b)	US0003M + 3.650%	9.2570	01/23/29	12,561,288
16,562,500	Sound Point Clo XV Ltd. Series 2017-1A D(a),(b)	TSFR3M + 3.862%	9.2070	01/23/29	16,633,933
12,650,000	Symphony CLO XVII Ltd. Series 2016-17A DR(a),(b)	TSFR3M + 2.912%	8.2200	04/15/28	12,727,417
2,600,000	Symphony CLO XVII Ltd. Series 2016-17A ER(a),(b)	TSFR3M + 5.812%	11.1200	04/15/28	2,574,564
4,219,705	Telos Clo Ltd. Series 2013-3A CR(a),(b)	TSFR3M + 2.862%	8.1700	07/17/26	4,231,925
15,165,000	Telos Clo Ltd. Series 2013-3A DR(a),(b)	TSFR3M + 4.012%	9.3200	07/17/26	15,289,307
7,376,407	Telos CLO Ltd. Series 2014-6A DR(a),(b)	US0003M + 3.700%	9.2700	01/17/27	7,399,591
8,070,000	Telos CLO Ltd. Series 2014-5A CR(a),(b)	US0003M + 2.150%	7.7200	04/17/28	8,090,934
992,000	Telos CLO Ltd. Series 2014-5A DR(a),(b)	US0003M + 3.300%	8.8700	04/17/28	978,497
2,000,000	Tiaa Clo III Ltd. Series 2017-2A B(a),(b)	TSFR3M + 1.762%	7.0700	01/16/31	1,984,212
8,055,000	Venture Xxv Clo Ltd. Series 2016-25A D2(a),(b)	TSFR3M + 4.472%	9.7980	04/20/29	8,068,516
3,000,000	Wellfleet CLO Ltd. Series 2016-1A CR(a),(b)	TSFR3M + 2.262%	7.5880	04/20/28	3,000,981
1,490,000	Wellfleet CLO Ltd. Series 2017-1A BR(a),(b),(j)	TSFR3M + 2.262%	7.5880	04/20/29	1,490,000
82,618	WhiteHorse X Ltd. Series 2015-10A DR(a),(b)	TSFR3M + 3.262%	8.5700	04/17/27	82,646
2,390,000	York CLO 1 Ltd. Series 2014-1A CRR(a),(b)	TSFR3M + 2.362%	7.7070	10/22/29	2,390,466
3,000,000	York CLO 1 Ltd. Series 2014-1A DRR(a),(b)	TSFR3M + 3.272%	8.6170	10/22/29	3,001,767

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.6% (Continued)
	CLO — 25.9% (Continued)
1,500,000	Zais CLO 3 Ltd. Series 2015-3A BR(a),(b)	TSFR3M + 2.912%	8.2200	07/15/31	$ 1,454,750
6,500,000	Zais CLO 5 Ltd. Series 2016-2A B(a),(b)	TSFR3M + 3.562%	8.8700	10/15/28	6,543,505
					305,190,897
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.8%
5,600,000	AREIT, LLC Series 2022-CRE7 A(a),(b)	TSFR1M + 2.242%	7.4640	06/17/39	5,598,348
4,116,683	Cascade Funding Mortgage Trust Series 2022-AB2 M3(a),(c)		2.0000	02/25/52	3,055,458
1,675,000	CFMT, LLC Series 2022-EBO2 M3(a),(c)		5.3280	07/25/54	1,638,243
1,000,000	CHNGE Mortgage Trust Series 2022-1 B2(a),(c)		4.5520	01/25/67	721,057
3,222,228	Farmer Mac Agricultural Real Estate Trust Series 2021-1 B(a),(c)		3.2370	01/25/51	2,231,244
2,786,163	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(a),(d)		7.3690	11/25/67	2,802,881
2,000,000	Lakeview Trust Series 2022-3 M3(a)		5.4370	05/29/52	1,909,548
1,000,000	MFA Trust Series 2023-RTL1 A1(a),(d)		7.5750	08/25/27	985,669
1,000,000	PRPM, LLC Series 2020-6 A2(a),(d)		4.7030	11/25/25	855,152
5,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(a),(c),(j)		3.7500	06/25/62	3,150,000
12,500,000	RMF Proprietary Issuance Trust Series 2022-3 M3(a),(c),(j)		4.0000	08/25/62	8,625,001
462,662	Verus Securitization Trust Series 2023-1 A1(a),(d)		5.8500	12/25/67	457,716
239,676	Verus Securitization Trust Series 2023-3 A2(a),(d)		6.4380	03/25/68	238,233
738,519	Verus Securitization Trust Series 2023-5 A1(a),(d)		6.4760	06/25/68	739,536
					33,008,086
	NON AGENCY CMBS — 9.3%
2,200,000	BB-UBS Trust Series 2012-TFT B(a),(c)		3.5590	06/05/30	1,763,450
3,564,000	Capital Funding Mortgage Trust Series 2021-19 B(a),(b)	US0001M + 15.210%	20.4100	11/06/23	3,527,109
12,484,554	Capital Funding Multifamily Mortgage Trust Series 2022-PM01 B(a),(b)	TSFR1M + 9.500%	14.6130	03/01/25	12,520,950
600,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF03 B(a),(b)	TSFR1M + 9.380%	14.4930	04/01/25	601,873
600,000	Capital Funding Multifamily Mortgage Trust Series 2022-MF05 B(a),(b)	TSFR1M + 10.420%	15.5330	05/15/25	600,781
3,695,000	COMM Mortgage Trust Series 2012-CR5 F(a),(c)		4.3390	12/10/45	2,128,019
9,145,000	GS Mortgage Securities Corp Trust Series 2018-3PCK B(a),(b)	TSFR1M + 2.864%	8.0860	09/15/31	8,897,254
4,000,000	GS Mortgage Securities Corp Trust Series 2018-3PCK C(a),(b)	TSFR1M + 3.614%	8.8360	09/15/31	3,757,123
2,396,391	GS Mortgage Securities Corporation II Series 2018-SRP5 A(a),(b)	TSFR1M + 1.914%	7.1360	09/15/31	1,992,971
906,500	GS Mortgage Securities Corporation II Series 2018-SRP5 B(a),(b)	TSFR1M + 3.114%	8.3360	09/15/31	493,879
1,844,413	GS Mortgage Securities Corporation II Series 2018-SRP5 C(a),(b)	TSFR1M + 4.364%	9.5860	09/15/31	709,089
9,463,000	GS Mortgage Securities Trust Series 2010-C1 C(a),(c)		5.6350	08/10/43	9,248,079
1,046,504	GS Mortgage Securities Trust Series 2011-GC5 AS(a),(c)		5.1520	08/10/44	984,299

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.6% (Continued)
	NON AGENCY CMBS — 9.3% (Continued)
4,000,000	Hudsons Bay Simon JV Trust Series 2015-HB10 A10(a)		4.1540	08/05/34	$ 3,458,582
829,059	JP Morgan Chase Commercial Mortgage Securities Series 2012-C6 D(c)		4.9640	05/15/45	760,220
3,072,000	JPMBB Commercial Mortgage Securities Trust Series 2013-C12 D(c)		3.9730	07/15/45	2,489,035
4,503,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C18 C(c)		4.7350	02/15/47	3,630,093
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2014-C25 B(c)		4.3470	11/15/47	929,659
3,550,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 D(a),(c)		3.8450	05/15/46	2,808,125
580,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 D(a),(c)		4.8580	04/15/47	536,031
3,300,000	Morgan Stanley Capital I Trust Series 2013-ALTM D(a),(c)		3.7050	02/05/35	2,651,625
10,681,000	Morgan Stanley Capital I Trust Series 2019-BPR B(a),(b)	TSFR1M + 2.692%	7.9140	05/15/36	10,119,443
8,576,000	Morgan Stanley Capital I Trust Series 2019-BPR C(a),(b)	TSFR1M + 3.642%	8.8640	05/15/36	8,041,498
2,300,000	Morgan Stanley Capital I Trust Series 2016-PSQ D(a),(c)		3.8260	01/10/38	1,853,298
854,092	Morgan Stanley Capital I Trust Series 2012-C4 D(a),(c)		5.1640	03/15/45	796,734
4,405,000	MSCG Trust Series 2015-ALDR B(a),(c)		3.4620	06/07/35	3,935,335
1,890,386	WFRBS Commercial Mortgage Trust Series 2012-C9 D(a),(c)		4.7190	11/15/45	1,744,046
6,231,000	WFRBS Commercial Mortgage Trust Series 2012-C9 E(a),(c)		4.7190	11/15/45	5,580,312
3,110,000	WFRBS Commercial Mortgage Trust Series 2013-C14 C(c)		3.8490	06/15/46	1,906,495
2,000,000	WFRBS Commercial Mortgage Trust Series 2013-C16 D(a),(c)		4.9490	09/15/46	1,702,200
2,167,000	WFRBS Commercial Mortgage Trust Series 2014-C21 C(c)		4.2340	08/15/47	1,865,398
1,724,347	XCAL MORTGAGE TRUST Series 2019-1 A(a),(b)	TSFR1M + 3.864%	8.9770	11/15/23	1,715,211
3,701,705	XCALI Mortgage Trust Series 2020-5 A(a),(b)	TSFR1M + 3.370%	8.4830	10/15/23	3,686,073
1,933,099	XCALI Mortgage Trust Series 2020-2(a),(b)	US0001M + 2.000%	7.2050	02/15/24	1,915,789
500,000	X-Caliber Funding, LLC Series 2021-7 B1(a),(b)	US0001M + 6.000%	11.2050	01/06/26	473,396
					109,823,474
	OTHER ABS — 0.9%
4,028,438	Coinstar Funding, LLC Series Series 2017-1A A2(a)		5.2160	04/25/47	3,423,998
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(a)		6.1900	04/25/27	1,848,420
2,175,080	HRR Funding, LLC Series 2021-1(a),(j)		9.0000	12/20/36	1,881,444
2,254,104	New Residential Mortgage, LLC Series 2020-FNT1 A(a)		5.4370	06/25/25	2,161,686
1,143,401	New Residential Mortgage, LLC Series 2020-FNT2 A(a)		5.4370	07/25/25	1,095,425
					10,410,973
	RESIDENTIAL MORTGAGE — 0.6%
3,000,000	VCAT, LLC Series 2021-NPL5 A2(a),(d)		3.8440	09/25/51	2,489,223
3,314,020	VOLT C, LLC Series 2021-NPL9 A1(a),(d)		1.9920	05/25/51	3,046,227

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 39.6% (Continued)
	RESIDENTIAL MORTGAGE — 0.6% (Continued)
2,500,000	VOLT XCIV, LLC Series 2021-NPL3 A2(a),(d)	4.9490	02/27/51	$ 2,050,048
				7,585,498
	TOTAL ASSET BACKED SECURITIES (Cost $478,096,425)			467,216,274

	CORPORATE BONDS — 52.2%
	ASSET MANAGEMENT — 27.4%
20,197,000	Apollo Investment Corporation	5.2500	03/03/25	19,490,878
1,001,170	B Riley Financial, Inc.	5.5000	03/31/26	22,726,559
13,640,000	Capital Southwest Corporation	4.5000	01/31/26	12,783,954
3,918,000	Capital Southwest Corporation	3.3750	10/01/26	3,377,747
31,408	Crescent Capital BDC, Inc.	5.0000	05/25/26	731,492
10,000	Eagle Point Income Company, Inc.(j)	7.7500	07/31/28	250,000
23,220,000	Fidus Investment Corporation	4.7500	01/31/26	21,556,075
1,898,000	Fidus Investment Corporation	3.5000	11/15/26	1,662,694
26,022,000	Gladstone Capital Corporation	5.1250	01/31/26	24,532,241
507,099	Great Elm Capital Corporation	5.8750	06/30/26	11,866,117
364,958	Great Elm Capital Corporation	6.7500	06/30/26	9,025,411
48,323	Hennessy Advisors, Inc.	4.8750	12/31/26	1,087,751
236,623	Horizon Technology Finance Corporation	4.8750	03/30/26	5,560,641
11,573,000	Investcorp Credit Management BDC, Inc.	4.8750	04/01/26	10,627,542
9,117,000	Main Street Capital Corporation	3.0000	07/14/26	8,151,040
2,000,000	Medallion Financial Corporation(a),(j)	7.5000	12/30/27	1,956,600
22,333,000	Monroe Capital Corporation	4.7500	02/15/26	20,860,093
11,000,000	NewtekOne, Inc.(a)	8.1250	02/01/25	11,059,415
29,893	Oxford Square Capital Corporation	6.2500	04/30/26	717,432
22,480,000	PennantPark Floating Rate Capital Ltd.	4.2500	04/01/26	20,488,265
13,027,000	PennantPark Investment Corporation	4.5000	05/01/26	11,994,147
19,541,000	PennantPark Investment Corporation	4.0000	11/01/26	17,131,850
10,000,000	Portman Ridge Finance Corporation	4.8750	04/30/26	9,184,197
26,634,000	Saratoga Investment Corporation	4.3750	02/28/26	24,569,037
11,225,000	Saratoga Investment Corporation	4.3500	02/28/27	9,916,683
186,700	Saratoga Investment Corporation	6.0000	04/30/27	4,406,120

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.2% (Continued)
	ASSET MANAGEMENT — 27.4% (Continued)
954,459	Trinity Capital, Inc.	7.0000	01/16/25	$ 23,842,386
15,000,000	Trinity Capital, Inc.	4.3750	08/24/26	13,274,291
1,000,000	WhiteHorse Finance, Inc.	4.0000	12/15/26	865,971
				323,696,629
	COMMERCIAL SUPPORT SERVICES — 2.4%
1,838,748	Charah Solutions, Inc.(i),(j)	8.5000	08/31/26	29,236,093

	ELECTRICAL EQUIPMENT — 1.1%
410,847	Babcock & Wilcox Enterprises, Inc.	8.1250	02/28/26	9,913,738
121,911	Babcock & Wilcox Enterprises, Inc.	6.5000	12/31/26	2,561,350
				12,475,088
	ENTERTAINMENT CONTENT — 2.1%
1,022,059	Chicken Soup For The Soul Entertainment, Inc.	9.5000	07/31/25	24,994,453

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
187,776	Arlington Asset Investment Corporation	6.0000	08/01/26	4,450,272
1,008,501	B Riley Financial, Inc.	5.0000	12/31/26	20,573,421
				25,023,693
	INSURANCE — 1.2%
11,529,000	AmTrust Financial Services, Inc.	6.1250	08/15/23	11,486,270
1,710,685	Atlas Financial Holdings, Inc.(j)	7.2500	04/27/27	—
4,429,313	Atlas Financial Holdings, Inc.(j)	12.0000	06/30/24	2,436,122
				13,922,392
	MACHINERY — 0.0%(e)
2,500,000	Briggs & Stratton Corporation(f)	6.8750	12/15/20	26,563

	METALS & MINING — 0.4%
172,657	Ramaco Resources, Inc.	9.0000	07/30/26	4,409,660

	OIL & GAS PRODUCERS — 3.5%
15,609,000	Talos Production, Inc.	12.0000	01/15/26	16,346,369
23,989,000	W&T Offshore, Inc.(a)	11.7500	02/01/26	24,566,489
				40,912,858

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.2% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.5%
26,023	Gladstone Land Corporation		5.0000	01/31/26	$ 613,362
210,500	HC Government Realty Trust, Inc.(a),(j)		7.0000	08/14/27	5,262,500
					5,875,862
	REAL ESTATE SERVICES — 1.3%
15,500,000	Carrington HLDG Company LLC(a)		8.0000	01/01/26	15,209,375

	SOFTWARE — 0.9%
568,793	Synchronoss Technologies, Inc.		8.3750	06/30/26	10,425,976

	SPECIALTY FINANCE — 9.3%
12,000,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	11,063,571
1,500,000	Broadmark Realty Capital, Inc.(a)		5.0000	11/15/26	1,351,236
1,000,000	Dakota Financial, LLC(a)		5.0000	09/30/26	899,474
2,000,000	First Help Financial, LLC(a)		6.0000	11/15/26	1,861,541
4,000,000	InvestCo, LLC / Preston Ventures, LLC / LS(a)		5.1250	08/13/26	3,647,448
3,250,000	Medallion Financial Corporation B(a)		7.2500	02/26/26	3,193,125
4,000,000	National Funding, Inc.(a)		5.7500	08/31/26	3,684,183
15,495,000	Nexpoint Real Estate Finance, Inc.(j)		5.7500	05/01/26	14,070,390
18,291,703	OWS Cre Funding I, LLC(a),(b)	US0001M + 4.900%	10.1050	09/15/23	17,863,120
5,000,000	PDOF MSN Issuer, LLC(a)	SOFRRATE + 4.500%	9.8000	03/01/25	4,941,079
1,188,544	Ready Capital Corporation		5.7500	02/15/26	27,871,356
74,246	Ready Capital Corporation		6.2000	07/30/26	1,752,948
2,000,000	Regent Capital Corporation(a)		6.0000	12/28/26	1,847,372
60,680	Sachem Capital Corporation		7.1250	06/30/24	1,501,818
77,468	Sachem Capital Corporation		6.8750	12/30/24	1,866,979
81,828	Sachem Capital Corporation		7.7500	09/30/25	1,976,981
208,610	Sachem Capital Corporation		6.0000	12/30/26	4,447,106
20,000	Sachem Capital Corporation		6.0000	03/30/27	427,000
20,000	Sachem Capital Corporation		8.0000	09/30/27	456,400
3,000,000	X-Caliber Funding, LLC(a)		5.0000	09/24/24	2,727,565
2,000,000	X-Caliber Funding, LLC(a)		5.0000	03/01/25	1,896,198

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 52.2% (Continued)
	SPECIALTY FINANCE — 9.3% (Continued)
				$ 109,346,890
	TOTAL CORPORATE BONDS (Cost $641,256,891)			615,555,532

Shares
	SHORT-TERM INVESTMENTS — 2.2%
	MONEY MARKET FUNDS - 2.2%
26,419,411	First American Government Obligations Fund Class X, 5.05% (Cost $26,419,411)(g)			26,419,411

	TOTAL INVESTMENTS - 100.3% (Cost $1,221,212,194)			$ 1,183,080,179
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%			(3,915,500)
	NET ASSETS - 100.0%			$ 1,179,164,679

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company

SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2023 the total market value of 144A securities is $576,098,294 or 48.9% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable rate security; the rate shown represents the rate on July 31, 2023.
(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at July 31, 2023.
(e)	Percentage rounds to less than 0.1%.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g) (h) (i) (j)

Rate disclosed is the seven day effective yield as of July 31, 2023.

Affiliated issuer.

The security is illiquid, total illiquid securities represent 2.4% of net assets.

The value of this security has been determined in good faith under policies of the Board of Trustees.